Income Taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Tax effects of temporary differences giving rise to deferred tax assets
Accrued expenses	$ 2,551	$ 2,410
Inventories	266	72
Prepaid expenses and deposits	0	(6)
Deferred government grants	203	12
Less: valuation allowance	(417)	(222)
Deferred tax assets, current portion	2,603	2,266
Fixed assets	1,664	1,105
Deferred government grants	259	428
Tax losses carried forward	9,867	8,665
Less: valuation allowance	(11,197)	(9,683)
Deferred tax assets,non-current portion	$ 593	$ 515